Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification		€ 0
Net modification gain/losses recognized		0
Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 47	40
Net modification gain/losses recognized	(6)	(16)
Stage 1 [Member] | Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Net modification gain/losses recognized		(1)
Stage 2 [Member] | Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	22
Net modification gain/losses recognized	0	0
Stage 3 [Member] | Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	47	17
Net modification gain/losses recognized	€ (6)	€ (16)